Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Segments [Abstract]
Segment Information
24.
SEGMENT INFORMATION

The Company’s major business is research and development and operates only in one single segment. The Board of directors, which allocates resources and assesses performance of the Company as a whole, has identified that the Company has only one reportable operating segment. There is no revenue from the Company’s major products and services for the year ended December 31, 2021, and December 31, 2022.